Quantified Managed Bond Fund

Investor Class Shares QBDSX

Quantified All-Cap Equity Fund

Investor Class Shares QACFX

Quantified Market Leaders Fund

Investor Class Shares QMLFX

Quantified Alternative Investment Fund

Investor Class Shares QALTX

PROSPECTUS

October 31, 2014

Adviser: ADVISORS PREFERRED Advisors Preferred, LLC 1445 Research Boulevard, Ste. 530 Rockville, MD 20850	Sub-Adviser: Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND SUMMARIES
Quantified Managed Bond Fund	1
Quantified All-Cap Equity Fund	5
Quantified Market Leaders Fund	9
Quantified Alternative Investment Fund	13
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	17
Investment Objectives	17
Principal Investment Strategies	17
Principal Investment Risks	20
Liquidity Program	25
Temporary Investments	25
Fund Holdings Disclosure	25
MANAGEMENT	25
Investment Adviser	25
Subadviser	25
Subadviser Portfolio Managers	26
HOW SHARES ARE PRICED	26
HOW TO PURCHASE SHARES	27
HOW TO REDEEM SHARES	28
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	30
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	30
DISTRIBUTION OF SHARES	31
Distributor	31
Distribution Fees	31
Additional Compensation to Financial Intermediaries	31
Householding	31
FINANCIAL HIGHLIGHTS	32
Privacy Notice	36
For more information	Back Cover

FUND SUMMARY:  Quantified Managed Bond Fund

Investment Objective:  The Fund seeks high total return from fixed income investments on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.44%
Acquired Fund Fees and Expenses (2)	0.36%
Total Annual Fund Operating Expenses	1.80%

(1)

Includes up to 0.15% for sub-transfer agent and sub-accounting fees.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$183	$568	$977	$2,120

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended June 30, 2014, the Fund's portfolio turnover rate was 570% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser").  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities (bonds) indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange-traded funds ("ETFs"), other closed-end and open-end investment companies and derivative securities.  The underlying fixed-income securities to which the Fund seeks to gain exposure primarily include U.S. government securities, corporate obligations, foreign securities (including emerging markets), and bonds in the lowest credit rating category, also called "junk bonds".  The Fund invests in fixed-income securities without any restriction on maturity.  The Fund may gain exposure to fixed-income securities by using inverse and/or leveraged ETF positions, futures contracts, forward contracts, options and swap agreements, and may invest up to 80% of its assets in short positions.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Fund employs an aggressive management strategy that typically results in high portfolio turnover.  As part of its principal investment strategy the Fund may invest significantly in short-term and ultra-short-term ETFs and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.

Principal Investment Risks:  An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk - The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements also may be considered to be illiquid.  In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.  The Fund does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments.  Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive.  Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  In addition, the Fund's investments in derivatives currently are subject to the following risks:

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.  Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Interest rate swaps are subject to interest rate and credit risk.  Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund's returns and net asset values ("NAVs") may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise.  The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive.  Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or "junk bonds."  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result.

Non-Diversification Risk - The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder thereof.  As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices.  The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.  The Fund may also utilize inverse mutual funds and ETFs.  These instruments seek to increase in value when their underlying securities or indices decline.  Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged.  Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index.   The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investment Adviser:  Advisors Preferred, LLC.

Subadviser:  Flexible Plan Investments, Ltd.

Subadviser Portfolio Managers:  Jerry C. Wagner, President of the Subadviser, and Dr. Z. George Yang, Director of Research of the Subadviser, have served the Fund as its portfolio managers since it commenced operations in 2013.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  You may purchase or redeem Fund shares by written request via mail (Quantified Managed Bond Fund, c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154), by wire transfer, by telephone toll-free at 1-855-64-QUANT (1-855-647-8268), or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRAs are not eligible for telephone redemption privileges.  The Fund accepts investments in the following minimum amounts:

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$10,000	$1,000
Retirement Account	$10,000	$0

The Fund, Adviser or Subadviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY:  Quantified All-Cap Equity Fund

Investment Objective:  The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.44%
Acquired Fund Fees and Expenses (2)	0.06%
Total Annual Fund Operating Expenses	1.50%

(1)

Includes up to 0.15% for sub-transfer agent and sub-accounting fees.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$819	$1,792

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended June 30, 2014, the Fund's portfolio turnover rate was 1,327% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser"). The Fund is aggressively managed by the Subadviser.  Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities (common and preferred stocks) either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) ("ADRs") or indirectly through exchange-traded funds ("ETFs"), other closed-end and open-end investment companies, and futures contracts, forward contracts, options and swap agreements.  Investments in ETFs, futures contracts, forward contracts, options and swap agreements may provide the Fund with exposure to equity, income, sectors, domestic, international (including emerging markets), inverse and/or leveraged positions and alternative investments, including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization.  The Fund also may invest up to 80% of its assets in short positions in equity securities, futures contracts, forward contracts, options and swap agreements.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the

Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, for temporary defensive purposes, may result in a large portion or all of the fund's assets invested, directly or indirectly, in short-term investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:  An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements also may be considered to be illiquid.  In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.  The Fund does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs.  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive.  Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.  Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Interest rate swaps are subject to interest rate and credit risk.  Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The Fund also may invest in depositary receipts, including ADRs, which are traded on exchanges and provide an alternative to investing directly in foreign securities.  Investments in ADRs are subject to many of the risks associated with investing directly in foreign securities.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive.  Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Non-Diversification Risk – The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder thereof.  As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices.  The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.  The Fund may also utilize inverse mutual funds and ETFs.  These instruments seek to increase in value when their underlying securities or indices decline.  Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index.   The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investment Adviser:  Advisors Preferred, LLC.

Subadviser:  Flexible Plan Investments, Ltd.

Subadviser Portfolio Managers:  Jerry C. Wagner, President of the Subadviser, and Dr. Z. George Yang, Director of Research of the Subadviser, have served the Fund as its portfolio managers since it commenced operations in 2013.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  You may purchase or redeem Fund shares by written request via mail (Quantified All-Cap Equity Fund, c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154), by wire transfer, by telephone toll-free at 1-855-64-QUANT (1-855-647-8268), or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRAs are not eligible for telephone redemption privileges.  The Fund accepts investments in the following minimum amounts:

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$10,000	$1,000
Retirement Account	$10,000	$0

The Fund, adviser or Subadviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY:  Quantified Market Leaders Fund

Investment Objective:  The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.42%
Acquired Fund Fees and Expenses (2)	0.38%
Total Annual Fund Operating Expenses	1.80%

(1)

Includes up to 0.15% for sub-transfer agent and sub-accounting fees.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$183	$566	$974	$2,114

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended June 30, 2014, the Fund's portfolio turnover rate was 887% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser").  The Fund is aggressively managed by the Subadviser.  The Fund will typically invest primarily in equity (common and preferred stocks) or investment grade fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) ("ADRs") or indirectly through exchange-traded funds ("ETFs") and other investment companies.  The Fund invests in fixed-income securities without any restriction on maturity.  Investments in ETFs and other investment companies may provide the Fund exposure to equity, income, sectors, domestic  positions and international positions (including emerging markets), including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization.  Leveraged and/or inverse ETFs may also be used. The Fund also may invest in futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class (measured by reference to an ETF that is both representative of the asset class) with the highest price momentum (such as mid-cap equity compared to all equities) and has the highest price momentum, when compared to other ETFs in its asset class.  In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund's assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third party algorithms.  The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings but it may reallocate less often in order to minimize the impact and costs associated with trading.  The Subadviser's ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events. The Subadviser also uses these proprietary and third party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the fund's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:  An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements also may be considered to be illiquid.  In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.  The Fund does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments.  Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Depositary Receipt Risk - To the extent the Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs.  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Derivatives Risk - The Fund uses investment techniques, including investments in futures contracts, forward contracts, options and swaps, which may be considered aggressive.  Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.  Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Interest rate swaps are subject to interest rate and credit risk.  Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise.  The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive.  Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Non-Diversification Risk – The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder thereof.  As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices.  The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.  The Fund may also utilize inverse mutual funds and ETFs.  These instruments seek to increase in value when their underlying securities or indices decline.  Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index.   The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small- and Mid-Capitalization Companies Risk - Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.  Determination of leadership status based on historical analysis may not be indicative of future results.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investment Adviser:  Advisors Preferred, LLC.

Subadviser:  Flexible Plan Investments, Ltd.

Subadviser Portfolio Managers:  Jerry C. Wagner, President of the Subadviser, and Dr. Z. George Yang, Director of Research of the Subadviser, have served the Fund as its portfolio managers since it commenced operations in 2013.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  You may purchase or redeem Fund shares by written request via mail (Quantified Market Leaders Fund, c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154), by wire transfer, by telephone toll-free at 1-855-64-QUANT (1-855-647-8268), or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRAs are not eligible for telephone redemption privileges.  The Fund accepts investments in the following minimum amounts:

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$10,000	$1,000
Retirement Account	$10,000	$0

The Fund, adviser or Subadviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY:  Quantified Alternative Investment Fund

Investment Objective:  The Fund seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses (1)	0.42%
Acquired Fund Fees and Expenses (2)	0.77%
Total Annual Fund Operating Expenses	2.19%

(1)

Includes up to 0.15% for sub-transfer agent and sub-accounting fees.

(2)

The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$222	$685	$1,175	$2,524

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the fiscal period ended June 30, 2014, the Fund's portfolio turnover rate was 1,071% of the average value of its portfolio.

Principal Investment Strategies:  The Fund's investment adviser, Advisors Preferred, LLC (the "Adviser"), delegates execution of the Fund's investment strategy to the subadviser, Flexible Plan Investments, Ltd. ("FPI" or the "Subadviser").  The Fund is aggressively managed by the Subadviser.  The Fund will primarily invest indirectly in alternative investments by using exchange-traded funds ("ETFs"), open-end mutual funds and other investment companies.  The Subadviser defines "Alternative Investment" as any security or instrument that it expects to have returns with a low or negative correlation with the S&P 500® Index.  Furthermore, the term "Alternative Investment" in the Fund's name also refers to the non-traditional types of equity (common and preferred stocks) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies.  Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including non-principal positions relating to companies with small (less than $2 billion) or medium ($2 to $5 billion) market capitalization.  The Fund invests in fixed-income securities without any restriction on maturity.  The alternative investments provide the Fund exposure to dynamic market strategies, which utilize U.S. and foreign dividend-paying equities or interest bearing fixed income securities having a low or negative correlation with the S&P 500® Index, including U.S. dollar-denominated corporate obligations, mortgage and asset-backed securities, commodities, currencies and foreign (including emerging markets) and domestic securities.  The Fund also may invest in futures contracts, forward contracts, options and swap agreements, and may take short positions with up to 80% of its asset in income generating equity or alternative securities, futures contracts, forward contracts, options and swap agreements relating thereto.  The Fund may gain exposure without limitation to junk bonds, including bonds in the lowest credit rating category.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Fund employs an aggressive management strategy that typically results in high portfolio turnover.  As part of its principal investment strategy and for temporary defensive purposes, the Fund may invest significantly in cash and/or cash equivalents.

In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading. Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Principal Investment Risks:  An investment in the Fund entails risks.  The Fund could lose money, or its performance could trail that of other investment alternatives.  Neither the Subadviser nor the Adviser can guarantee that the Fund will achieve its objective.  In addition, the Fund presents some risks not traditionally associated with other fixed income mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Fund.  Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund.  There is the risk that you could lose all or a portion of your money on your investment in the Fund.

Active and Frequent Trading Risk – The Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk - The Fund uses investment techniques that may be considered aggressive.  Risks associated with the use of futures contracts and options include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk - The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses.  The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk - The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  These financial instruments may include swap agreements. The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  Swap agreements also may be considered to be illiquid.  In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to counterparty credit risk.  The Fund does not specifically limit its counterparty risk with respect to any single counterparty.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk - The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal.  The value of a debt security may decline if there are concerns about an issuer's ability or willingness to make interest and or principal payments.  Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.

Derivatives Risk - The Fund uses investment techniques, including investments in derivatives such as futures contracts, forward contracts, options and swaps, which may be considered aggressive.  Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund.  The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  In addition, the Fund's investments in derivatives are currently subject to the following risks:

Futures and Forward Contracts.  There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts.  There may not be a liquid secondary market for the futures contracts.  Forward currency transactions include the risks associated with fluctuations in currency.

Hedging Risk.  If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund's investment return, or create a loss.

Options.  There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.

Swap Agreements.  Interest rate swaps are subject to interest rate and credit risk.  Total return swaps are subject to counterparty risk, which relate to credit risk of the counterparty and liquidity risk of the swaps themselves.

Equity Securities Risk - Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which the Fund invests will cause NAV of the Fund to fluctuate.

Foreign Securities Risk - Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, the Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.

Holding Cash Risk - The Fund may hold cash positions when the market is not producing returns greater than the short-term cash investments in which the Fund may invest.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and the Fund will not be able to sell stocks quickly enough to avoid losses, or reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk - The value of the Fund's investment in fixed income securities will fall when interest rates rise.  The effect of increased interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Leverage Risk – The Fund may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive.  Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of leveraged instruments may currently expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives.  The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower Quality Debt-Securities Risk - The Fund will invest a significant portion of its assets in securities rated below investment grade or "junk bonds."  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities are considered speculative and generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result.

Non-Diversification Risk – The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAVs and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Risks of Investing in Other Investment Companies (including ETFs) - Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder thereof.  As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Prepayment Risk and Mortgage-Backed Securities Risk - Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Shorting (Inverse) Risk - Short (inverse) positions are designed to profit from a decline in the price of particular securities, investments in securities or indices.  The Fund will lose value if and when the instrument's price rises – a result that is the opposite from traditional mutual funds.  The Fund may also utilize inverse mutual funds and ETFs.  These instruments seek to increase in value when their underlying securities or indices decline.  Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index.   The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Subadviser's Investment Strategy Risk - While the Subadviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund.  The Subadviser will aggressively change the Fund's portfolio in response to market conditions that are unpredictable and may expose the Fund to greater market risk than other mutual funds.  There is no assurance that the Subadviser's investment strategy will enable the Fund to achieve its investment objective.  Determination of alternative status based on historical analysis may not be indicative of future results.

Performance:  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by calling toll-free 1-855-64-QUANT (1-855-647-8268).

Investment Adviser:  Advisors Preferred, LLC.

Subadviser:  Flexible Plan Investments, Ltd.

Subadviser Portfolio Managers:  Jerry C. Wagner, President of the Subadviser, and Dr. Z. George Yang, Director of Research of the Subadviser, have served the Fund as its portfolio managers since it commenced operations in 2013.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading.  You may purchase or redeem Fund shares by written request via mail (Quantified Alternative Investment Fund, c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154), by wire transfer, by telephone toll-free at 1-855-64-QUANT (1-855-647-8268), or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  IRAs are not eligible for telephone redemption privileges.  The Fund accepts investments in the following minimum amounts:

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$10,000	$1,000
Retirement Account	$10,000	$0

The Fund, adviser or Subadviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

Fund	Investment Objective
Quantified Managed Bond	The Fund seeks high total return from fixed income investments on an annual basis consistent with a high tolerance for risk.
Quantified All-Cap Equity	The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Market Leaders	The Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk.
Quantified Alternative Investment	The Fund seeks high total return from alternative investment vehicles on an annual basis consistent with a high tolerance for risk.

Each Fund's investment objective is a non-fundamental policy and may be changed without shareholder approval by the Funds' Board of Trustees upon 60 days written notice to shareholders.  The 80% investment policy of the Quantified Managed Bond Fund and the 80% investment policy of the Quantified All-Cap Equity Fund are each a non-fundamental policy and may be changed without shareholder approval by the Funds' Board of Trustees upon 60 days written notice to shareholders.

PRINCIPAL INVESTMENT STRATEGIES

Quantified Managed Bond Fund

The Quantified Managed Bond Fund is aggressively managed by the Subadviser.  The Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in fixed-income securities (bonds) indirectly through securities that invest in or are a derivative of fixed-income securities, primarily exchange-traded funds ("ETFs") including leveraged and/or inverse ETFs, and other closed-end and open-end investment companies (collectively "fixed-income securities"), and futures contracts, forward contracts, options and swaps.  To a limited extent, the Fund may invest directly in fixed-income securities.  The underlying fixed-income securities in which the Fund seeks to gain exposure include:

•

U.S. Treasury bonds and notes;

•

U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;

•

U.S. dollar-denominated corporate obligations;

•

Mortgage and asset-backed securities;

•

Corporate bonds and notes and asset-backed securities;

•

Zero coupon bonds;

•

Commercial paper and other money market instruments;

•

Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries; and

•

High-yield ("junk") bonds.

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

The Subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Fund's portfolio.  The Subadviser may position the Fund's portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds.  The Fund is not limited in its exposure to junk bonds, which may include bonds in the lowest credit rating category.  In addition, the Fund invests in fixed-income securities without any restriction on maturity.  The Subadviser also may invest up to 80% of the Fund's assets in short positions in fixed-income securities and derivatives.

In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various fixed-income investments and market sectors to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.

The Subadviser also will create and rank an investment representing cash and/or cash equivalents ("cash investment").  As part of its principal investment strategy the Subadviser may invest in short-term and ultra-short-term bond ETFs.  For temporary defensive purposes, the Subadviser may invest the Fund's assets in cash or cash equivalents.  As a result, up to 100% of the Fund's assets may be invested in cash or cash equivalents at any given time for temporary defensive purposes.  To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.  As a result of investing in cash and cash equivalents, the Fund may not achieve its investment objective.

Quantified All-Cap Equity Fund

The Fund is aggressively managed by the Subadviser.  The Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities (common and preferred stocks) either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) ("ADRs") or indirectly through exchange-traded funds ("ETFs"), other closed-end and open-end investment companies, and futures contracts, forward contracts, options and swap agreements.  Investments in ETFs, futures contracts, forward contracts, options and swap agreements may provide the Fund with exposure to equity, income, sectors, domestic, international (including emerging markets), inverse and/or leveraged positions and alternative investments, including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization.  The Fund also may invest up to 80% of its assets in short positions in equity securities, futures contracts, forward contracts, options and swap agreements.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, for temporary defensive purposes, may result in a large portion or all of the fund's assets invested, directly or indirectly, in short-term investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Quantified Market Leaders Fund

The Fund is aggressively managed by the Subadviser.  The Fund will typically invest primarily in equity (common and preferred stocks) or fixed income securities either directly through individual stocks and American Depositary Receipts (a security that trades in the US financial markets representing a security of a non-US company) ("ADRs") or indirectly through exchange-traded funds ("ETFs") and other investment companies.  Investments in ETFs and other investment companies, including leveraged and/or inverse ETFs, may provide the Fund exposure to equity, income, sectors, domestic, and international positions, including positions relating to companies with small (less than $2 billion) and/or medium ($2 to $5 billion) market capitalization.  The Fund also may invest in futures contracts, forward contracts, options and swap agreements, as well as take short positions with up to 80% of its assets in equity securities, futures contracts, forward contracts, options and swap agreements.  The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.  The Fund employs an aggressive management strategy that typically results in high portfolio turnover.

The Subadviser defines a market leader as an asset class (measured by reference to an ETF that is both representative of the asset class) with the highest price momentum (such as mid-cap equity compared to all equities) and has the highest price momentum, when compared to other ETFs in its asset class.  In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various market indexes to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term total return performance of each market index and usually invests the Fund's assets in the top-performing equity securities within the top-ranked market indexes in accordance with Subadviser and third party algorithms.  The Subadviser may evaluate all indexes and individual equity securities as often as daily based on rankings but it may reallocate less often in order to minimize the impact and costs associated with trading.  The Subadviser's ranking strategy attempts to respond to both the performance of each equity security, as well as the performance of the market indices.

The Subadviser typically assigns each holding in which it invests a minimum holding period, though the actual holding period will depend on the performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price and volatility patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary and third party analysis models to implement its dynamic asset allocation strategy which, at any time for defensive purposes, may result in a large portion or all of the fund's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

Quantified Alternative Investment Fund

The Quantified Alternative Investment Fund is aggressively managed by the Subadviser.  The Fund will invest primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, "alternative securities") or indirectly through securities that invest in or are a derivative of alternative securities.  The term "Alternative Investment" in the Fund's name refers to the non-traditional types of equity (common and preferred stocks) and debt securities in which the Fund may invest and to which the Fund may gain exposure through investments in ETFs, open-end mutual funds and other investment companies.  The Fund also may invest in futures contracts, forward contracts, options and swaps.  The underlying alternative securities in which the Fund seeks to gain exposure include:

•

U.S. Treasury bonds and notes;

•

U.S. government-sponsored enterprises, such as Fannie Mae© and Freddie Mac©;

•

U.S. dollar-denominated corporate obligations;

•

Mortgage and asset-backed securities;

•

Corporate bonds and notes and asset-backed securities;

•

Zero coupon bonds;

•

Commercial paper and other money market instruments;

•

Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries;

•

Dividend paying stocks; and

•

High-yield ("junk") bonds.

In addition, alternative securities include common stocks, ETFs, UITs and open-end and closed-end investment companies.  Investments in ETFs, UITs and investment companies may include those investing (passively or actively) in equity, income, sectors, domestic, international, currency, inverse and/or leveraged positions and alternative investments, including non-principal positions relating to companies with small (less than $2 billion) or medium ($2 to $5 billion) market capitalization.

The Alternative Investment Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

In managing the Fund's assets, the Subadviser employs a dynamic asset allocation strategy.  The Subadviser analyzes the overall investment opportunities of various alternative securities and market sectors to determine how to position the Fund's portfolio.  The Subadviser evaluates and ranks the short-term to intermediate-term performance of each investment and invests in those securities that best fit the percentage allocations deemed beneficial by the Subadviser's proprietary algorithms.

The Subadviser typically assigns each investment in which it invests a minimum holding period, though an investment's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.  By establishing holding periods, the Subadviser seeks to maintain longer-term core holdings of the Fund.  The Subadviser generally evaluates all investments daily based on its allocation rankings but may reallocate less often to minimize the impact and costs associated with trading.

Finally, in making the decision to invest in a security, long or short, the Subadviser may utilize proprietary and third party analysis models that evaluate interest rate trends and other macroeconomic data, market momentum, price patterns and other technical data or data related to accounting periods, tax events and other calendar-related events.  The Subadviser also uses these proprietary analysis models to implement its dynamic asset allocation strategy which, at any time, may result in a large portion or all of the fund's assets invested, directly or indirectly, in investment grade fixed income securities, cash and/or cash equivalents in order to seek to provide security of principal, current income and liquidity.

PRINCIPAL INVESTMENT RISKS

An investment in any of the Funds entails risk.  The Funds could lose money, or their performance could trail that of other investment alternatives.  Neither the Adviser nor Subadviser can guarantee that the Funds will achieve their objectives.  In addition, the Funds present some risks not traditionally associated with most mutual funds.  It is important that investors closely review and understand these risks before making an investment in the Funds.  The table below provides additional information regarding the risks of investing in the Funds.  Following the table, each risk is explained.

	Quantified Managed Bond Fund	Quantified All-Cap Equity Fund	Quantified Market Leaders Fund	Quantified Alterative Investment Fund
Active and Frequent Trading Risk	X	X	X	X
Aggressive Investment Techniques Risk	X	X	X	X
Asset-Backed Securities Risk				X
Commodity Risks				X
Counterparty Risk	X	X	X	X
Credit Risk	X		X	X
Depositary Receipt Risk		X	X
Derivatives Risk	X	X	X	X
Equity Securities Risk		X	X	X
Foreign Securities Risk	X	X	X	X
Holding Cash Risk	X	X	X	X
Interest Rate Risk	X		X	X
Leverage Risk	X	X	X	X
Lower-Quality Debt Securities Risk	X			X
Non-Diversification Risk	X	X	X	X
Prepayment Risk and Mortgage-Backed Securities Risk				X
Risks of Investing in Other Investment Companies (including ETFs)	X	X	X	X
Shorting (Inverse) Risk	X	X	X	X
Small- and Mid-Capitalization Companies Risk		X	X
Subadviser's Investment Strategy Risk	X	X	X	X

Active and Frequent Trading Risk

Each Fund may engage in active and frequent trading, leading to increased portfolio turnover, higher transaction costs, and the possibility of increased net realized capital gains, including net short-term capital gains that will be taxable to shareholders as ordinary income when distributed to them.

Aggressive Investment Techniques Risk

The Funds use investment techniques that may be considered aggressive.  Risks associated derivative instruments such as swap agreements and options on securities, securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index.  These instruments may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities.  The value of a Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Commodity Risk

The investments in companies involved in commodity-related businesses may be subject to greater volatility than investments in companies involved in more traditional businesses.  The value of companies in commodity-related businesses may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments.

Counterparty Risk

The Funds may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position.  Such financial instruments may include swap agreements.  The Funds will use short-term counterparty agreements to exchange the returns (or differentials in rates of return) earned or realized in particular predetermined investments or instruments.  The Funds will not enter into any agreement involving a counterparty unless the Adviser believes that the other party to the transaction is creditworthy.  The use of swap agreements involves risks that are different from those associated with ordinary portfolio securities transactions.  For example, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  In addition, the Funds may enter into swap agreements with a limited number of counterparties, and certain of the Funds may invest in commodity-linked structured notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund's exposure to counterparty credit risk.  The Funds do not specifically limit its counterparty risk with respect to any single counterparty.  Swap agreements also may be considered to be illiquid.  Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Funds and, as a result, the Funds may not be able to achieve their investment objectives.

Credit Risk

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  A Fund could also lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Changes in an issuer's financial strength or in an issuer's or debt security's credit rating also may affect a security's value and thus have an impact on Fund performance.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.

Depositary Receipt Risk

To the extent a Fund invests in stocks of foreign corporations, the Fund's investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including ADRs.  While the use of ADRs, which are traded on exchanges and represent an ownership in a foreign security, provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Depositary receipts may be purchased through "sponsored" or "unsponsored" facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, are deemed to be investments in foreign securities for purposes of a Fund's investment strategy.

Derivatives Risk

The Funds use investment techniques, including investments in futures contracts, forward contracts, options and swaps, that attempt to track the price movement of underlying securities or indices, which may be considered aggressive.  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may currently expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.  The derivatives that the Funds may invest in include:

•

Futures.  A futures contact is a contract to purchase or sell a particular security, or the cash value of an index, at a specified future date at a price agreed upon when the contract is made.  Under such contracts, no delivery of the actual securities is required.  Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of a security or index at expiration, net of the variation margin that was previously paid.

•

Forward Contracts. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date.  A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

•

Options.  An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security or currency underlying the option at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option has the obligation upon exercise of the option to deliver the underlying security or currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or currency.

•

Options on Futures Contracts.  An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract in the case of a put option, at a fixed exercise price to a stated expiration date.  Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option.

•

Swap Agreements.  In an interest rate swap, a Fund and another party exchange the right to receive interest payments on a security or other reference rate.  The terms of the instrument are generally negotiated by a Fund and its swap counterparty.  In a total return swap, one party agrees to pay the other party an amount equal to the total return on a defined underlying asset or a non-asset reference during a specified period of time.  The underlying asset might be a security or investment of securities or a non-asset reference such as a securities index.  In return, the other party would make periodic payments based on a fixed or variable interest rate or on a total return from a different underlying asset or non-asset reference. Swap agreements are subject to counterparty risk, which relates to credit risk of the counterparty and liquidity risk for the swaps themselves.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Foreign Securities Risk

Investments in foreign securities and securities that provide exposure to foreign securities involve greater risks than investing in domestic securities.  As a result, a Fund's returns and NAVs may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.  These risks are more pronounced in emerging market countries.  Additionally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable.  Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default.  Investments in emerging market countries may be affected by government policies that restrict foreign investment in certain issuers or industries.  The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines.

Holding Cash Risk

A part of each Fund's strategy is to hold cash positions when the market is not producing returns greater than the short-term cash investments in which a Fund may invest.  This usually occurs when broad markets are declining rapidly.  The purpose of this strategy is to protect principal in falling markets.  There is a risk that the sections of the market in which the Fund invests will begin to rise or fall rapidly and that a Fund will not be able to sell stocks quickly enough to avoid losses, or to reinvest its cash positions into areas of the advancing market quickly enough to capture the initial returns of changing market conditions.

Interest Rate Risk

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.  The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due to changes in interest rates.  For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Leverage Risk

The Funds may use leveraged investments that attempt to amplify the price movement of underlying securities or indices on a daily or other periodic basis, which may be considered aggressive.  Such instruments may experience potentially dramatic price changes (losses), imperfect amplification and imperfect correlations between the price of the investment and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of leveraged instruments may currently expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives.  The use of leveraged instruments may result in larger losses or smaller gains than otherwise would be the case.

Lower-Quality Debt Security Risk

Certain Funds will invest a significant portion of their assets in securities rated below investment grade or "junk bonds."  Investments in junk bonds are considered speculative and generally involve significantly greater risks of loss of your money than an investment in investment grade bonds.  Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.  Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations.  Issuers of lower-rated securities also have a greater risk of default or bankruptcy.  High-yield securities may be less liquid than higher quality investments.  A security whose credit rating has been lowered may be particularly difficult to sell.

Non-Diversification Risk

A non-diversified fund invests a high percentage of its assets in a limited number of securities.  A non-diversified fund's NAV and total return may fluctuate more or fall further in times of weaker markets than a diversified mutual fund.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk.  Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity.  Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.  As a result, a Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Risks of Investing in Other Investment Companies (including ETFs)

Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses.  By investing in another investment company or ETF, the Fund becomes a shareholder thereof.  As a result, Fund shareholders indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund's own operations.  If the other investment company or ETF fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.  In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Finally, because the value of other investment company or ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund's holdings in those shares at the most optimal time, adversely affecting the Fund's performance.

Shorting (Inverse) Risk

A Fund may, from time to time, engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, investments of securities or indices.  Short sales are transactions in which a Fund borrows securities from a broker and sells the borrowed securities.  The Fund is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  If the market price of the underlying security goes down between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction.  Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction.  Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security.  Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security.  The Fund's investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended.  This would occur if the securities lender required the Fund to deliver the securities the Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means.  In addition, a Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions.  As the holder of a short position, a Fund also is responsible for paying the dividends and interest accruing on the short position, which is an expense to the Fund that could cause the Fund to lose money on the short sale and may adversely affect its performance.  The Funds may also utilize inverse mutual funds and ETFs.  These instruments seek to increase in value when their underlying securities or indices decline.  Like leveraged investments, inverse positions may be considered aggressive. Inverse positions may also be leveraged. Such instruments may experience imperfect negative correlation between the price of the investment and the underlying security or index.   The use of inverse instruments may expose the Fund to additional risks that it would not be subject to if it invested only in “long” positions.

Small and Mid-Capitalization Companies Risk

Investing in the securities of small-capitalization and mid-capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies.  Investments in mid-cap companies involve less risk than investing in small-cap companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Mid-cap companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Subadviser's Investment Strategy Risk

While the Subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund.  The Subadviser will aggressively change a Fund's portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds.  Determination of leadership or alternative status based on historical analysis may not be indicative of future results.  There is no assurance that the Subadviser's investment strategy will enable a Fund to achieve its investment objectives.

Liquidity Program:  Each Fund may participate in the ReFlow Fund, LLC ("ReFlow") liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares.  Pursuant to the program, ReFlow provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase a Fund's shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day.  Following purchases of a Fund's shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow's discretion.  While ReFlow holds a Fund's shares, it will have the same rights and privileges with respect to those shares as any other shareholder.  ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Fund's redemption in kind policies described under "HOW TO REDEEM SHARES" below.  For use of the ReFlow service, the relevant Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds.  The minimum fee rate is 0.25% of the value of a Fund's shares purchased by ReFlow although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareholders.  ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to the Fund's objective, policies or anticipated performance.  ReFlow purchases will not be subject to any investment minimum applicable to such shares.  Investments in a Fund by ReFlow in connection with the ReFlow liquidity program are not subject to the market timing limitation described in "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" below.  The Adviser and Subadviser believe that the program assists in stabilizing a Fund's net assets to the benefit of the Fund and its shareholders.  To the extent a Fund's net assets do not decline, the Adviser and Subadviser may also benefit.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  Each Fund may be invested in these instruments for extended periods, depending on the Subadviser's assessment of market conditions.  These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds' advisory and operational fees.  Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Fund Holdings Disclosure:  A description of each Fund's policies regarding the release of Fund holdings information is available in the Funds' Statement of Additional Information.  Shareholders may request Fund holdings schedules at no charge by calling toll-free 1-855-64-QUANT (1-855-647-8268).

MANAGEMENT

Investment Adviser:  Advisors Preferred LLC, 1445 Research Blvd., Suite 530, Rockville, MD  20850, serves as investment adviser to the Funds.  Subject to the authority of the Board of Trustees, the Adviser is responsible for management of each Fund's investment portfolio directly or through the Subadviser.  The Adviser is responsible for assuring each Fund's investments are selected according to the Fund's investment objective, policies and restrictions.  The Adviser was formed in 2011 and commencing 2012, provides investment advisory services to mutual funds.  As of June 30, 2014, it had approximately $582 million in assets under management.  Pursuant to an advisory agreement between each Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of each Fund's average daily net assets.

Subadviser:  Flexible Plan Investments, Ltd. is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302.  FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner.  FPI provides investment management services to individuals, pension and profit plans and non-profit organizations. It is expected that the assets in the Funds will come from individuals with whom FPI has a contractual relationship pursuant to which FPI provides investment management and other services for a fee.  As of June 30, 2014, FPI had approximately $1.85 billion in assets under management.  Pursuant to a sub-advisory agreement between the Adviser and the Subadviser, the Subadviser is entitled to receive from the Adviser (not the relevant Fund), a monthly fee equal to the annual rate of 0.50% of the Portfolio's daily average net assets up to $300 million, 0.525% for the next $100 million of net assets and 0.55% for additional net assets.  This fee schedule will apply in the aggregate to the Funds and future funds in the fund family that are sub-advised by FPI.  In addition to the sub-advisory fee, FPI may receive Distribution and Shareholder Servicing Fees for distribution-related activities and for providing certain services to clients of FPI who are shareholders in a Fund or Funds.  FPI reduces any amount due FPI under contractual relationships with its clients by any amounts received from a Fund after payment of any third party fees associated with its services to the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement and sub-advisory agreement is available in the Funds' annual shareholder report for the period ended June 30, 2014.

Subadviser Portfolio Managers: Jerry C. Wagner has served as President, Director and sole shareholder of FPI since its organization in 1981.  Dr. Z. George Yang has served FPI as Director of Research since July 2008.  Dr. Yang joined FPI following a 10-year engineering career developing quantitative and analytical methods in the automotive industry.  Dr. Yang holds an MBA from the University of Michigan, a Ph.D. from Cornell University and a Bachelor of Science from the University of Science and Technology of China.  He has been a member of the Global Association of Risk Professionals (GARP) since 2006.  Dr. Yang was a winner of the Henry Ford Technology Award from Ford Motor Company in 1999.  He is also the holder of the Chartered Financial Analyst (CFA) designation as well as the Financial Risk Manager (FRM) designation from the Global Association of Risk Professional and the Accredited Investment Fiduciary (AIF).

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed and ownership of shares of the Funds.

HOW SHARES ARE PRICED

Each Fund's shares are sold and redeemed at net asset value.  The net asset value ("NAV") of each share is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business.  NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of a Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, a Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask on the primary exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, a Fund's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Funds may use independent pricing services to assist in calculating the value of a Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for a Fund. Because a Fund may invest in portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price their shares, the value of some of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, a Fund values any foreign securities held by the Fund at the latest closing price on the exchange on which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in a Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each mutual fund's net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Purchasing Shares:  You may purchase shares of the Funds by sending a completed application form to the following address:

Regular Mail Fund Name c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Fund Name c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  This information will assist the Funds in verifying your identity.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Automatic Investment Plan:  You may participate in the Funds' Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $1,000 on specified days of each month into your established Fund account.  Please contact the Funds toll-free at
1-855-64-QUANT (1-855-647-8268) for more information about the Automatic Investment Plan.

Purchase through Brokers:  You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds' distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Funds, please call the Funds toll-free at 1-855-64-QUANT (1-855-647-8268) for wiring instructions and to notify the Funds that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire.  The Funds will normally accept wired funds for investment on the day received if they are received by the Funds' designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Minimum and Additional Investment Amounts:  You can open a regular or retirement account with a minimum initial investment of $10,000 and make additional investments, with a minimum of $1,000 for regular accounts and in any amount for retirement accounts.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.  The Funds, the Adviser and the Subadviser each reserves the right to waive any investment minimum.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the relevant Fund.  The Funds will not accept payment in cash, including cashier's checks or money orders.  Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note:  Gemini Fund Services, LLC, the Funds' transfer agent, will charge a $25 fee against a shareholder's account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

For shareholder account funds and/or transfers into a Fund, the Fund may accept securities in lieu of cash at the discretion of the Adviser or Subadviser.  There may be black-out periods such as near the end of a fiscal quarter or other holding or reporting periods where the Adviser or Subadviser may refuse to accept securities into a Fund from new or existing Shareholders.  Any tax issues resulting from the exchange of securities into a Fund in lieu of cash are the responsibility of the shareholder.

When Order is Processed:  All shares will be purchased at the NAV per share next determined after the relevant Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

•

the name of the Fund

•

the dollar amount of shares to be purchased

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a completed purchase application or investment stub

•

check payable to the relevant Fund

Retirement Plans:  You may purchase shares of the Funds for your individual retirement plans.  Please call the Funds toll-free at 1-855-64-QUANT (1-855-647-8268) for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail Fund Name c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Fund Name c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the relevant Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call toll-free1-855-64-QUANT (1-855-647-8268).  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

Each Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If a Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Funds' transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account.  Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan:  If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds' Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from a Fund through the use of electronic funds transfers.  You may elect to make subsequent withdrawals by transfers of a minimum of $1,000 on specified days of each month into your established bank account.  Please contact the Funds toll-free at 1-855-64-QUANT (1-855-647-8268) for more information about the Automatic Withdrawal Plan.

Redemptions in Kind:  Each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than (the lesser of) $250,000 or 1% of the Fund's assets.  Each Fund may also use redemption in kind for certain Fund shares held by Reflow.  The securities will be chosen by the Fund and valued at the Fund's net asset value.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once a Fund receives your redemption request in "good order" as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, the following conditions must be satisfied:

•

The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

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The request must identify your account number;

•

The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•

If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the relevant Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

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you request a redemption to be made payable to a person not on record with the Fund;

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you request that a redemption be mailed to an address other than that on record with the Fund;

•

the proceeds of a requested redemption exceed $50,000;

•

any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or

•

your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance in the relevant Fund falls below $5,000, the Fund may notify you that, unless the account is brought up to at least $5,000 within 60 days of the notice, your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below $5,000 due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of a Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders.  Each Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities.  Accordingly, the Funds' Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change.  The Funds currently use several methods to reduce the risk of market timing.  These methods include:

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Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds' "Market Timing Trading Policy;" and

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Reject or limit specific purchase requests;

•

Reject purchase requests from certain investors; and

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of each Fund's shareholders.

Based on the frequency of redemptions in your account, the Adviser, Subadviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the relevant Fund as described in the Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Funds and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities.  Neither the Fund nor the Adviser nor Subadviser will be liable for any losses resulting from rejected purchase orders.  The Adviser or Subadviser may also bar an investor who has violated these policies (and the investor's financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices.  There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Market Timing Trading Policy to their customers who invest indirectly in a Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Market Timing Trading Policy with respect to customers of financial intermediaries.  For example, should it occur, a Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers.  More specifically, unless the financial intermediaries have the ability to apply the Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Market Timing Trading Policy.  Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to a Fund upon request.  If a Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant.  At the request of the Adviser or Subadviser, the service providers may take immediate action to stop any further short-term trading by such participants.  The Reflow liquidity program is not subject to the market timing limits described above.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of a Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in a Fund.)

Each Fund intends to distribute substantially all of its net investment income at least annually and net capital gains annually.  Both distributions will be reinvested in shares of the relevant Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires a Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  Each Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisers to determine the tax consequences of owning a Fund's shares.

DISTRIBUTION OF SHARES

Distributor:  Ceros Financial Services, Inc.("Ceros"), 1445 Research Blvd., Suite 530, Rockville, MD  20850, is the distributor for the shares of the Funds.  Ceros is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Ceros and the Adviser are affiliates because the Adviser is wholly-owned by Ceros and they are under common control.  Shares of the Funds are offered on a continuous basis.

Distribution Fees:  Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act with respect to the sale and distribution of Investor Class shares of the Fund.  Shareholders of Investor Class shares of a Fund pay annual 12b-1 expenses of up to 0.25%.  A portion of the fee payable pursuant to the Plan, equal to up to 0.25% of the average daily net assets, may be characterized as a service fee as such term is defined under Rule 2830 of the FINRA Conduct Rules.  A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.  Because 12b-1 fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.  You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Funds' distributor, its affiliates, and the Funds' Adviser and Subadviser and their affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of a Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of a Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding:  To reduce expenses, the Funds mail only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds toll-free at 1-855-64-QUANT (1-855-647-8268) on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Funds for the period of the Funds' operations.  Certain information reflects financial results for a single Investor Class share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment if all dividends and distributions).  This information for the Funds has been derived from the financial statements audited by the Funds' Independent Registered Public Accounting Firm, Cohen Fund Audit Services, Ltd., whose report, along with the Funds' financial statements, are included in the Funds' June 30, 2014 annual report, which is available upon request and is incorporated by reference in the SAI.

Quantified Managed Bond Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class (1)
	For the Period Ended June 30, 2014

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.15
Net realized and unrealized gain (loss) on investments and futures	0.20
Total from investment operations	0.35

Distributions to Shareholders:
Net investment income	(0.08)
Net realized gains	(0.00)	(3)
Total distributions	(0.08)

Net asset value, end of period	$ 10.27

Total return (4,5)	3.58%

Net assets, end of period (000s)	$ 54,190

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (6,7)	1.44%
Ratio of net investment gain/loss to average net assets (6,7,8)	1.69%

Portfolio Turnover Rate (5)	570%

(1)

The Fund commenced operations on August 9, 2013.

(2)

Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)

Represents less than $0.01 per share.

(4)

Total returns shown assumes the reinvestment of all distributions.

(5)

Not Annualized.

(6)

Annualized.

(7)

The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)

Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

Quantified All-Cap Equity Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Investor Class (1)
For the Period Ended June 30, 2014

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.01)
Net realized and unrealized gain (loss) on investments and futures	0.44
Total from investment operations	0.43

Distributions to Shareholders:
Net investment income	-
Net realized gains	(0.23)
Total distributions	(0.23)

Net asset value, end of period	$ 10.20

Total return (3,4)	4.26%

Net assets, end of period (000s)	$ 6,765

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5,6)	1.44%
Ratio of net investment gain/loss to average net assets (5,6,7)	(0.11)%

Portfolio Turnover Rate (4)	1,327%

(1)

The Fund commenced operations on August 9, 2013.

(2)

Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)

Total returns shown assumes the reinvestment of all distributions.

(4)

Not Annualized.

(5)

Annualized.

(6)

The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)

Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

Quantified Market Leaders Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Investor Class (1)
For the Period Ended June 30, 2014

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)
Net realized and unrealized gain (loss) on investments	1.24
Total from investment operations	1.22

Distributions to Shareholders:
Net investment income	(0.01)
Net realized gains	(0.12)
Total distributions	(0.13)

Net asset value, end of period	$ 11.09

Total return (3,4)	12.22%

Net assets, end of period (000s)	$ 133,898

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5, 6,7)	1.42%
Ratio of net expenses to average net assets (6,7)	1.42%
Ratio of net investment gain/loss to average net assets (6,7,8)	(0.22)%

Portfolio Turnover Rate (4)	887%

(1)

The Fund commenced operations on August 9, 2013.

(2)

Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)

Total returns shown assumes the reinvestment of all distributions.

(4)

Not Annualized.

(5)

Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)

Annualized.

(7)

The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)

Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

FINANCIAL HIGHLIGHTS

Quantified Alternative Investment Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Investor Class (1)
For the Period Ended June 30, 2014

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02
Net realized and unrealized gain (loss) on investments and futures	1.15
Total from investment operations	1.17

Distributions to Shareholders:
Net investment income	(0.06)
Net realized gains	(0.18)
Total distributions	(0.24)

Net asset value, end of period	$ 10.93

Total return (3,4)	11.70%

Net assets, end of period (000s)	$ 10,851

Ratios/Supplemental Data:
Ratio of gross expenses to average net assets (5, 6,7)	1.42%
Ratio of net expenses to average net assets (6,7)	1.42%
Ratio of net investment gain/loss to average net assets (6,7,8)	0.25%

Portfolio Turnover Rate (4)	1,071%

(1)

The Fund commenced operations on August 9, 2013.

(2)

Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)

Total returns shown assumes the reinvestment of all distributions.

(4)

Not Annualized.

(5)

Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)

Annualized.

(7)

The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)

Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

PRIVACY NOTICE		REV. JAN. 2013
FACTS		WHAT DOES QUANTIFIED FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Quantified Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Quantified Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Who we are
Who is providing this notice?	Quantified Funds (a series of Funds within Advisors Preferred Trust)
What we do
How does Quantified Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Quantified Funds collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪ Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪ Affiliates from using your information to market to you

▪ Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Quantified Funds does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Quantified Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Quantified Funds doesn’t jointly market.

QUANTIFIED FUNDS

Adviser	Advisors Preferred LLC 1445 Research Blvd., Suite 530 Rockville, MD 20850	Distributor	Ceros Financial Services, Inc. 1445 Research Blvd., Suite 530 Rockville, MD 20850
Subadviser	Flexible Plan Investments, Ltd. 3883 Telegraph Road, Suite 100 Bloomfield Hills, MI 48302	Legal Counsel	Thompson Hine LLP 41 South High Street, 17th Floor Columbus, OH 43215
Independent Registered Public Accountant	Cohen Fund Audit Services, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, NE 68130
Custodian	U.S. Bank N.A. 425 Walnut Street Cincinnati, OH 45202

Additional information about the Funds is included in the Funds' Statement of Additional Information dated October 31, 2014 (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds' policies and management.  Additional information about each Fund's investments is available in the Funds' Annual and Semi-Annual Reports to Shareholders.  In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call toll-free 1-855-64-QUANT
(1-855-647-8268) or visit www.advisorspreferred.com.  You may also write to:

Regular Mail Quantified Funds c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Quantified Funds c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

You may review and obtain copies of the Fund's information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22756